Certain Balance Sheet Items Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Computer equipment, Gross	$ 291	$ 291
Accumulated Depreciation and Amortization, Property, Plant, and Equipment	(291)	(289)
Property and Equipment, Net	$ 0	$ 2